NET INTEREST INCOME (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and similar income:
Loans and advances to customers	£ 9,425	£ 8,888	£ 5,854
Loans and advances to banks	1,668	1,865	651
Reverse repurchase agreements – non-trading	987	625	149
Other	641	475	168
Total interest and similar income	12,721	11,853	6,822
Interest expense and similar charges:
Deposits by customers	(4,411)	(3,283)	(827)
Deposits by banks	(841)	(1,167)	(496)
Repurchase agreements – non-trading	(644)	(538)	(120)
Debt securities in issue	(2,301)	(2,024)	(795)
Subordinated liabilities	(193)	(169)	(108)
Other	(5)	(5)	(4)
Total interest expense and similar charges	(8,395)	(7,186)	(2,350)
Net interest income	4,326	4,667	4,472
Interest revenue for financial assets measured at fair value through other comprehensive income	296	230	87
Interest expense on derivatives hedging debt issuances	762	707	£ 6
Interest expense on lease liabilities	£ 3	£ 3